UNITED STATES

               SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarterly Ended: September 30, 2008 Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:     Endowment Advisers, L.P.
Address:  4265 San Felipe, 8th Floor
          Houston, TX 77027

13F File Number: 028-12679

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:   Roy V. Washington
Title:  Chief Compliance Officer
Phone:  713-993-4686
Signature, Place and Date of Signing:

      Roy Washington,  Houston, TX    October 31, 2008


Report Type (Check only one):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      9

Form 13F Information Table Value Total: 302058


List of Other Included Managers:

No.      13F File Number         Name
01       N/A                     N/A

                                                                   FORM 13F INFORMATION TABLE
                                                          VALUE    SHARES/  SH/ PUT/ INVSTMT OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP    (x$1000)  PRN AMT/ PRN CALL DSCRETN MANAGERS    SOLE  SHARED  NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- --------- ------- ------ ------
OIL SVC HOLDRS TR               DEPOSTRY RCPT    678002106    42880    292300 SH        SOLE          292300
SELECT SECTOR SPDR TR           SBI INT-ENERGY   81369Y506    23373    369246 SH        SOLE          369246
SPDR GOLD TRUST             	GOLD SHS         78463V107    31710    372756 SH        SOLE          372756
ISHARES TR                      1-3 YR TRS BD    464287457   104217   1247206 SH        SOLE         1247206
CHINA FD INC                    COM              169373107      682     25586 SH        SOLE           25586
ISHARES TR                      20+ YR TRS BD    464287432    27640    291316 SH        SOLE          291316
POWERSHS DB MULTI SECT COMM     DB AGRICULT FD   73936B408     7072    234102 SH        SOLE          234102
MARKET VECTORS ETF TR           GOLD MINER ETF   57060U100    36919   1092597 SH        SOLE         1092597
SPDR SERIES TRUST             	LEHMN INTL ETF   78464A516    27564    531200 SH        SOLE          531200